RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Assumptions) (Details)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Foreign Plan [Member] | Pension Plan [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate minimum - net periodic cost (in hundredths)	0.59%	0.40%
Discount rate maximum - net periodic costs (in hundredths)	2.52%	2.63%
Average increase in compensation levels - net periodic costs - minimum (in hundredths)	2.50%	2.50%
Average increase in compensation levels - net periodic costs - maximum (in hundredths)	3.25%	3.50%
Expected long-term return on assets - net periodic costs - minimum (in hundredths)	4.00%	4.00%
Expected long-term return on assets - net periodic costs - maximum (in hundredths)	6.50%	6.50%
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate minimum - benefit obligation (in hundredths)	0.83%	0.59%
Discount rate maximum - benefit obligation (in hundredths)	2.83%	2.52%
Average increase in compensation levels minimum - benefit obligation (in hundredths)	2.50%	2.50%
Average increase in compensation levels maximum - benefit obligation (in hundredths)	3.00%	3.25%
Domestic Plan [Member] | Pension Plan [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate - net periodic rate (in hundredths)	3.75%	3.50%
Average increasee in compensation levels - net periodic costs (in hundredths)	3.00%	3.00%
Expected long-term return on assets - net periodic costs (in hundredths)	7.50%	7.50%
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate - benefit obligation (in hundredths)	4.50%	3.75%
Average increase in compensation levels - net periodic costs (in hundredths)	3.00%	3.00%
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate - net periodic rate (in hundredths)	3.50%	3.50%
Expected long-term return on assets - net periodic costs (in hundredths)	7.50%	7.50%
Current medical cost trend rate (in hundredths)	6.00%	6.00%
Ultimate medical cost trend rate (in hundredths)	3.50%	3.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate - benefit obligation (in hundredths)	4.25%	3.50%
Current medical cost trend rate - benefit obligation (in hundredths)	6.00%	6.00%
Ultimate medical cost trend rate - benefit obligation (in hundredths)	4.00%	3.50%
Medical cost trend rate decreases to ultimate rate in year - benefit obligation	2029	2029